RIGHT-OF-USE-OF ASSETS AND LEASE LIABILITIES (Details Narrative)	Jan. 01, 2020
Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member]
Incremental borrowing rate	18.00%